Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade accounts receivable	$ 5,525	$ 4,593
Other accounts receivable	110	66
Accounts receivable	$ 5,635	$ 4,659